OTHER LIABILITIES - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other liabilities [Abstract]
Schedule of Other Non-Current Liabilities

	As of December 31,
	2023	2022

(i) Other liabilities - Non current

Post-employment benefits	673,453	405,018
Other employee benefits	93,194	84,028
Asset retirement obligation (note 19) (1)	104,455	38,104
Put option liability (note 3 (e))	249,264	—
Other	28,632	11,064

Other liabilities – Non-current	1,148,998	538,214
(1) The asset in connection with this liability is included in Property, plant and equipment.

Schedule of Other Liabilities Recognized in Statement of Financial Position
The amounts recognized in the consolidated statement of financial position are determined as follows:

	Post-employment benefits
	As of December 31,
	2023	2022

Present value of obligations	1,975,462	405,018
Fair value of plan assets	(1,525,330)	—
Asset ceiling	223,321	—

Net liability (asset) in the statement of financial position	673,453	405,018
Changes in the liability recognized in the consolidated statement of financial position are as follows:

	Post-employment benefits
	As of December 31,
	2023	2022

At the beginning of the year	405,018	390,942
Acquisition of business (note 3)	1,529,949	—
Transfers, new participants and funding of the plan	30,116	(508)
Total expense	79,396	46,381
Remeasurements	62,302	(24,567)
Translation differences	40,168	21,088
Contributions paid	(171,487)	(28,318)
At the end of the year	1,975,462	405,018

Changes in fair value of the plan assets are as follows:

	Fair value of plan assets
	As of December 31,
	2023	2022

At the beginning of the year	—	—
Acquisition of business (Note 3) (1)	1,462,147	—
Expected return on assets	42,882	—
Interest income	142,529	—
Translation differences	(5,933)	—
Funding of the plan	14,848	—
Contributions paid	(131,143)	—
At the end of the year	1,525,330	—
(1) The asset ceiling at the acquisition date amounted to $169.7 million.
The major categories of plan assets are as follows:

	Fair value of plan assets
	As of December 31,
	2023	2022

Usiminas shares	64,819	—
Non-US government securities	1,054,671	—
Fixed income	99,602	—
Investments funds	241,481	—
Others	64,757	—
At the end of the year	1,525,330	—

Schedule of Amounts Recognized in Income Statement
The amounts recognized in the consolidated income statement are as follows:

	Post-employment benefits
	Year ended December 31,
	2023	2022

Current service cost	14,876	13,721
Interest cost (income), net	30,686	32,660
Interest on Asset ceiling/ Onerous liability	20,973	—
Reversal of prior service cost - Saúde Usiminas healthcare plan	(108,696)	—

Net (income) loss included in income statement	(42,161)	46,381

The amounts recognized in other comprehensive income are as follows:

	Post-employment benefits
	Year ended December 31,
	2023	2022

Remeasurements
Effect of changes in demographic assumptions	(31,024)	3,990
Effect of changes in financial assumptions	26,509	(36,927)
Effect of experience adjustments	66,817	8,370
Change in asset ceiling	32,707	—
Expected return on assets	(42,882)	—

Net loss (income) included in other comprehensive income	52,127	(24,567)
21.    OTHER LIABILITIES – NON CURRENT AND CURRENT (continued)

Schedule of Principal Actuarial Assumptions
The principal actuarial assumptions used were as follows:

	Year ended December 31,
Mexico	2023	2022

Discount rate	9.00%	9.00%
Compensation growth rate	6.00% - 7.00%	6.00% - 7.00%

	Year ended December 31,
Argentina	2023	2022

Discount rate	6.00% - 7.00%	6.00% - 7.00%
Compensation growth rate	2.00% - 3.00%	2.00% - 3.00%

	Year ended December 31,
Brazil	2023	2022

Discount rate	5.23% -5.40%	—
Compensation growth rate	0.50%- 2.90%	—
Long-term increase in medical service costs	4.75%	—
Expected return on plan assets	9.28% - 9.46%	—

Schedule of Sensitivity of the Defined Benefit Obligation to Changes in the Weighted Principal Assumptions
The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions is as follows:

	Impact on defined benefit obligation
	Change in assumption	Increase in assumption	Decrease in assumption

Discount rate	1.00%	-7.6%	9.1%
Compensation growth rate	1.00%	0.4%	-1.0%
Pension growth rate	1.00%	-1.0%	-0.5%
Life expectancy	1 year	1.4%	-1.4%

Schedule of Other Current Liabilities

	As of December 31,
	2023	2022

(ii) Other liabilities - Current
Payroll and social security payable	174,188	150,378
VAT liabilities	68,178	113,842
Other tax liabilities	70,815	55,622
Termination benefits	100	761
Related Parties (Note 26)	3,588	515
Asset retirement obligation (Note 19)	7,332	3,303
Dividends payable	51,249	—
Others	54,263	20,422

Other liabilities – Current	429,713	344,843